Income Taxes - Summary of Reconciliation of Current And Effective Combined Income Tax Rates Explanatory (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Loss before income tax	$ (100,905)	$ (363,747)	$ (724,862)
Current income tax rate	30.00%	30.00%	30.00%
Income tax at legal rate	$ 30,272	$ 109,124	$ 217,459
Plus (less) effects of income tax on the following items:
Share-based payment	(115,370)	(91,137)	(42,637)
Annual adjustment for inflation	(90,219)	(105,615)	(70,282)
Unrecognized tax losses in no taxable entities	(20,955)	(106,071)	(200,218)
Non-deductible expenses	(83,703)	(64,766)	(43,002)
Property, furniture, equipment, and lease-hold improvements	48,049	46,219	30,657
Restatement of tax losses for the year	(92)	(40)	202
Non-cumulative income	21,253	6,655	4,904
Others	5,517	4,268	11,105
Income tax expense recognized in income	$ (205,248)	$ (201,363)	$ (91,812)
Effective income tax rate	(203.40%)	(55.40%)	(12.70%)